Note Allowance for loan losses (Average recorded investment and interest income recognized on impaired loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired
Average Recorded Investment	$ 951,516	$ 940,877
Interest Income Recognized	32,457	35,540
Covered loans
Financing Receivable, Impaired
Average Recorded Investment	3,527	8,763
Interest Income Recognized	153	469
Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	606	4,196
Interest Income Recognized	0	0
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	107,442	79,418
Interest Income Recognized	5,062	2,719
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	138,651	120,671
Interest Income Recognized	6,936	3,994
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	121,365	131,895
Interest Income Recognized	4,001	7,852
Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	6,350	19,551
Interest Income Recognized	88	0
Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	455,401	448,874
Interest Income Recognized	16,217	20,506
Legacy | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	509	2,920
Interest Income Recognized	0	0
Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	2,710	2,747
Interest Income Recognized	0	0
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	40,239	42,345
Interest Income Recognized	0	0
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,660	1,768
Interest Income Recognized	0	0
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	70,473	74,593
Interest Income Recognized	0	0
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	2,005	1,936
Interest Income Recognized	0	0
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	578	1,200
Interest Income Recognized	0	0
PUERTO RICO
Financing Receivable, Impaired
Average Recorded Investment	943,574	882,212
Interest Income Recognized	32,368	34,353
PUERTO RICO | Covered loans
Financing Receivable, Impaired
Average Recorded Investment	3,527	8,763
Interest Income Recognized	153	469
PUERTO RICO | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	606	1,539
Interest Income Recognized	0	0
PUERTO RICO | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	107,442	70,154
Interest Income Recognized	5,062	2,719
PUERTO RICO | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	138,651	114,893
Interest Income Recognized	6,936	3,994
PUERTO RICO | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	121,315	130,940
Interest Income Recognized	4,001	7,852
PUERTO RICO | Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	6,350	18,418
Interest Income Recognized	88	0
PUERTO RICO | Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	450,122	415,188
Interest Income Recognized	16,128	19,319
PUERTO RICO | Legacy | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	2,710	2,747
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	40,239	42,345
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	70,046	74,593
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	2,005	1,884
Interest Income Recognized	0	0
PUERTO RICO | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	561	748
Interest Income Recognized	0	0
UNITED STATES
Financing Receivable, Impaired
Average Recorded Investment	7,942	58,665
Interest Income Recognized	89	1,187
UNITED STATES | Covered loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Commercial multi-family | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	2,657
Interest Income Recognized	0	0
UNITED STATES | CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	9,264
Interest Income Recognized	0	0
UNITED STATES | CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	5,778
Interest Income Recognized	0	0
UNITED STATES | Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	50	955
Interest Income Recognized	0	0
UNITED STATES | Construction | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	1,133
Interest Income Recognized	0	0
UNITED STATES | Mortgages | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	5,279	33,686
Interest Income Recognized	89	1,187
UNITED STATES | Legacy | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	509	2,920
Interest Income Recognized	0	0
UNITED STATES | Leasing | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	1,660	1,768
Interest Income Recognized	0	0
UNITED STATES | Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	427	0
Interest Income Recognized	0	0
UNITED STATES | Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	0	52
Interest Income Recognized	0	0
UNITED STATES | Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Average Recorded Investment	17	452
Interest Income Recognized	$ 0	$ 0